Income Taxes (Details) - Schedule of reconciliation of the beginning and ending amounts of unrecognized tax benefits - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of the beginning and ending amounts of unrecognized tax benefits [Abstract]
Balance	$ 786	$ 544
Increase related to prior year tax positions
Increase related to current year tax provisions	242	242
Decrease for settlements
Reduction for lapse of applicable statute of limitations
Balance	$ 1,028	$ 786